united states
securities and exchange commission
washington, d.c. 20549

form n-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22718

Two Roads Shared Trust

(Exact name of registrant as specified in charter)

17605 Wright Street, Suite 2, Omaha, NE 68130

(Address of principal executive offices) (Zip code)

James Ash,Gemini Fund Services, LLC.

80 Arkay Drive, Suite 110, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 402-895-1600

Date of fiscal year end: 10/31

Date of reporting period: 7/31/2016

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Anfield Universal Fixed Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)
July 31, 2016

Shares				Fair Value

	EXCHANGE TRADED FUNDS - 0.4%
	DEBT FUND - 0.4%
16,900	PowerShares Senior Loan Portfolio			$ 392,080
	TOTAL EXCHANGE TRADED FUNDS (Cost $420,719)			392,080

	MUTUAL FUNDS - 7.1%
	DEBT FUNDS - 7.1%
12,252	BlackRock Floating Rate Income Strategies Fund, Inc.			165,887
184,986	Fidelity Floating Rate High Income Fund			1,748,119
429,577	Vanguard Short-Term Investment Grade Fund			4,639,430
	TOTAL MUTUAL FUNDS (Cost $6,588,929)			6,553,436

Par Value		Coupon Rate (%)	Maturity
	BONDS & NOTES * - 91.2%
	AEROSPACE/DEFENSE - 1.1%
$ 390,000	L-3 Communications Corp.	5.2000	10/15/2019	430,136
550,000	L-3 Communications Corp.	1.5000	5/28/2017	551,065
				981,201
	AGENCY COLLATERAL CMO - INTEREST ONLY 8.6%
16,567,763	BCAP LLC Trust 2007-AA2	0.4257	4/25/2037	278,890
346,603	Countrywide Alternative Loan Trust 2004-35T2	6.0000	2/25/2035	77,709
150,730	Fannie Mae Interest Strip	4.0000	10/25/2044	25,644
371,541	Fannie Mae REMICS	6.5400	7/25/2035	75,592
467,890	Fannie Mae REMICS	6.6700	8/25/2036	94,125
485,375	Fannie Mae REMICS	6.6540	10/205/2033	90,384
514,151	Fannie Mae REMICS	6.5700	11/25/2033	79,093
572,903	Fannie Mae REMICS	7.4900	12/18/2031	112,737
612,794	Fannie Mae REMICS	6.2000	8/25/2037	98,426
658,921	Fannie Mae REMICS	5.9200	12/25/2037	133,319
718,180	Fannie Mae REMICS	3.0000	8/25/2030	42,920
1,145,707	Fannie Mae REMICS	6.1200	12/25/2036	244,086
1,169,347	Fannie Mae REMICS	6.0700	8/25/2041	284,353
1,365,481	Fannie Mae REMICS	6.1200	3/25/2036	246,943
1,383,215	Fannie Mae REMICS	6.5000	11/25/2027	222,042
2,305,145	Fannie Mae REMICS	6.1100	12/25/2036	500,541
2,556,801	Fannie Mae REMICS	6.1100	6/25/2037	520,374
43,913	Fannie Mae REMICS	8.4500	7/25/2041	47,933
17,096	Fannie Mae REMICS	7.9200	2/25/2032	3,896
1,353,277	Fannie Mae Interest Strip	4.5000	7/25/2042	275,614
1,009,466	Fannie Mae REMICS	4.5000	9/25/2043	131,276
39,071,254	Fannie Mae REMICS	0.0300	6/25/2045	49,863
1,063,338	Fannie Mae REMICS	6.2300	5/25/2037	225,209
362	Freddie Mac REMICS	6.5400	10/15/2032	82
288,670	Freddie Mac REMICS	6.5000	3/15/2032	59,614
380,931	Freddie Mac REMICS	6.7400	3/15/2032	74,968
443,044	Freddie Mac REMICS	3.0000	8/15/2027	39,249
526,971	Freddie Mac REMICS	7.3700	6/15/2031	106,098
803,250	Freddie Mac REMICS	6.0700	9/15/2036	173,267
945,143	Freddie Mac REMICS	7.4900	2/15/2032	201,350
1,073,302	Freddie Mac REMICS	3.5000	4/15/2033	94,149
1,407,586	Freddie Mac REMICS	7.4900	3/15/2032	302,015
1,427,063	Freddie Mac REMICS	6.2400	5/15/2029	240,506
1,733,718	Freddie Mac Strips	4.3820	1/15/2043	284,143
1,827,016	Freddie Mac REMICS	6.4900	1/15/2032	350,264
2,883,668	Freddie Mac REMICS	6.1400	4/15/2032	225,943
35,858,086	Freddie Mac REMICS	0.1000	5/15/2046	146,993
99,118	Freddie Mac REMICS	19.6000	2/15/2032	155,751
2,401,648	Freddie Mac REMICS	5.5000	7/15/2040	125,720
66,519	Freddie Mac REMICS	12.9800	2/15/2019	73,360
1,084,836	Freddie Mac Strips	7.1900	12/15/2036	202,085
448,608	Government National Mortgage Association	4.0000	12/16/2026	53,516
914,170	Government National Mortgage Association	6.0400	2/16/2033	124,015
1,317,952	Government National Mortgage Association	6.2400	1/20/2042	166,381
3,170,421	Government National Mortgage Association	3.5000	8/20/2040	273,839
1,500,063	Government National Mortgage Association	3.5000	4/20/2044	93,106
599,173	Government National Mortgage Association	6.1900	6/16/2042	131,587

Anfield Universal Fixed Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2016

Par Value		Coupon Rate (%)	Maturity	Fair Value

	AGENCY COLLATERAL CMO - INTEREST ONLY 8.6% (Continued)
$ 854,805	Government National Mortgage Association	5.7900	8/16/2038	$ 112,891
551,102	Government National Mortgage Association	3.0000	7/20/2041	29,361
1,297,264	GSR Mortgage Loan Trust 2004-2F	7.2040	1/25/2034	313,943
				8,015,165
	AIRLINES - 1.6%
283,442	Continental Airlines 2000-1 Class A-1 Pass Through Trust	8.0480	11/1/2020	316,562
144,142	Delta Air Lines 2010-1 Class A Pass Through Trust	6.2000	7/2/2018	155,133
58,234	Delta Air Lines 2010-2 Class A Pass Through Trust	4.9500	5/23/2019	61,874
173,195	UAL 2009-1 Pass Through Trust	10.4000	11/1/2016	176,819
30,401	UAL 2009-2A Pass Through Trust	9.7500	1/15/2017	31,351
226,607	United Airlines 2014-1 Class B Pass Through Trust	4.7500	4/11/2022	230,332
300,000	US Airways 2012-2 Class C Pass Through Trust	5.4500	6/3/2018	307,875
166,800	Virgin Australia 2013-1B Trust ^	6.0000	10/23/2020	169,511
				1,449,457
	AUTO MANUFACTURERS - 3.3%
500,000	Daimler Finance North America LLC ^	1.6500	3/2/2018	503,247
115,000	Ford Motor Credit Co LLC	1.5000	1/17/2017	115,136
300,000	Ford Motor Credit Co LLC	4.2500	2/3/2017	298,277
300,000	Ford Motor Credit Co LLC	2.3750	3/12/2019	305,186
542,000	General Motors Co	3.5000	10/2/2018	559,930
250,000	General Motors Financial Co., Inc.	4.3750	9/25/2021	268,098
500,000	Volkswagen Group of America Finance LLC ^	1.0239	5/23/2017	497,951
500,000	Volkswagen International Finance NV ^	1.0661	11/18/2016	499,951
				3,047,776
	AUTO PARTS & EQUIPMENT - 0.6%
500,000	Delphi Automotive PLC	3.1500	11/19/2020	519,960
				519,960
	BANKS - 10.4%
268,000	Bank of America Corp	2.3901	9/28/2020	265,689
500,000	Bank of America Corp	2.3461	11/18/2020	497,336
650,000	Banque Federative du Credit Mutuel SA ^	2.5000	10/29/2018	664,227
500,000	Barclays Bank PLC	3.0000	2/22/2021	498,225
250,000	Citigroup, Inc.	2.0796	8/11/2020	256,254
450,000	Citigroup, Inc.	3.0000	12/15/2020	444,105
1,250,000	Credit Agricole SA ^	8.3750	10/29/2049	1,416,650
250,000	Goldman Sachs Group, Inc./The	1.9784	7/15/2020	246,958
344,000	Goldman Sachs Group, Inc./The	2.0653	8/26/2020	339,252
135,000	HBOS PLC ^	6.7500	5/21/2018	145,718
252,000	HSBC Bank USA NA	4.8750	8/24/2020	273,826
263,000	JPMorgan Chase & Co	1.5234	3/20/2017	263,859
100,000	JPMorgan Chase & Co	2.6250	10/29/2020	99,644
400,000	Manufacturers & Traders Trust Co	5.6290	12/1/2021	393,040
1,317,285	Manwin Licensing Intl.	14.0000	10/4/2018	1,379,856
250,000	Morgan Stanley	3.5000	9/30/2017	253,036
306,000	Morgan Stanley	4.5000	10/27/2018	314,979
500,000	National Westminster Bank PLC	0.9375	8/31/2049	282,856
646,000	Royal Bank of Scotland Group PLC	5.0000	2/21/2019	644,801
250,000	SunTrust Banks, Inc.	1.6366	7/31/2017	250,985
500,000	Wells Fargo & Co	7.9800	8/30/2023	531,250
182,000	Zions Bancorporation	4.5000	3/27/2017	184,253
				9,646,799

Anfield Universal Fixed Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2016

Par Value		Coupon Rate (%)	Maturity	Fair Value

	BEVERAGES - 2.8%
$ 500,000	Anheuser-Busch InBev Finance, Inc.	2.6500	2/1/2021	$ 518,465
50,000	Central American Bottling Corp ^	6.7500	2/9/2022	51,486
400,000	Coca-Cola European Partners US LLC	3.2500	8/19/2021	423,252
500,000	Coca-Cola Femsa SAB de CV	2.3750	11/26/2018	511,616
100,000	Constellation Brands, Inc.	3.8750	11/15/2019	106,025
1,000,000	Keurig Green Mountain, Inc.	3.5000	3/3/2023	1,010,630
				2,621,474

	BUILDING MATERIALS - 1.2%
500,000	Cemex SAB de CV ^	5.8750	3/25/2019	514,945
525,000	Martin Marietta Materials, Inc.	6.6000	4/15/2018	563,498
				1,078,443
	COLLATERALIZED MORTGAGE OBLIGATIONS - 2.3%
39,803	Banc of America Alternative Loan Trust 2003-11	6.0000	1/25/2034	40,936
55,090	Banc of America Funding 2004-D Trust	2.9152	6/25/2034	55,282
28,968	Banc of America Mortgage 2004-A Trust	2.9446	2/25/2034	27,783
66,684	Banc of America Mortgage 2004-C Trust	3.1977	4/25/2034	66,479
54,206	Bear Stearns ARM Trust 2003-4	2.7224	7/25/2033	54,243
39,679	Bear Stearns Asset Backed Securities Trust 2003-AC5	5.5000	10/25/2033	40,608
38,715	Chase Mortgage Finance Trust Series 2007-A1	2.7652	2/25/2037	38,764
138,675	CHL Mortgage Pass-Through Trust 2004-7	2.9479	5/25/2034	136,839
36,948	Citigroup Global Markets Mortgage Securities VII, Inc. ^	6.0000	9/25/2033	36,948
82,448	Deutsche Mortgage Securities Inc Mortgage Loan Trust 2004-4	0.8960	6/25/2034	75,864
67,070	First Horizon Alternative Mortgage Securities Trust 2006-FA1	1.1960	4/25/2036	64,838
143,270	GSR Mortgage Loan Trust 2004-14	2.8808	12/25/2034	142,283
49,280	GSR Mortgage Loan Trust 2004-6F	5.5000	5/25/2034	49,984
273,311	Impac CMB Trust Series 2004-4	1.3389	9/25/2034	241,128
35,015	Impac CMB Trust Series 2004-5	1.3660	10/25/2034	32,810
163,584	Impac CMB Trust Series 2004-6	1.2710	10/25/2034	140,675
196,489	JP Morgan Mortgage Trust 2005-A1	2.8763	2/25/2035	194,073
34,219	Lehman XS Trust Series 2005-1	1.9388	7/25/2035	32,957
26,909	MASTR Alternative Loan Trust 2003-7	6.5000	12/25/2033	28,282
55,000	MASTR Asset Securitization Trust 2005-2	5.3500	11/25/2035	55,817
86,154	Morgan Stanley Mortgage Loan Trust 2004-10AR	2.7413	11/25/2034	84,171
34,305	Morgan Stanley Mortgage Loan Trust 2004-7AR	2.6109	9/25/2034	34,962
65,333	Structured Asset Sec Corp Mort Pas Thr Certs Ser 2003 30	5.5000	10/25/2033	68,817
89,766	Structured Asset Securities Corp	3.9399	9/25/2026	89,091
58,536	Structured Asset Securities Corp Mo Pa Th Ce Se 1998-3	1.4460	3/25/2028	57,443
169,321	Wells Fargo Mortgage Backed Securities 2005-12 Trust	5.5000	11/25/2035	140,308
138,839	Wilshire Funding Corp	7.2500	8/25/2027	136,284
				2,167,669
	COMMERCIAL SERVICES - 0.9%
750,000	Lender Processing Services, Inc. / Black Knight Lending Solutions, Inc.	5.7500	4/15/2023	793,125

	COMPUTERS - 1.1%
1,000,000	EMC Corp.	1.8750	6/1/2018	991,682

Anfield Universal Fixed Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2016

Par Value		Coupon Rate (%)	Maturity	Fair Value

	DIVERSIFIED FINANCIAL SERVICES - 6.1%
$ 500,000	Air Lease Corp	2.6250	9/4/2018	$ 505,856
900,000	Air Lease Corp	5.6250	4/1/2017	922,882
125,000	Ally Financial, Inc.	3.3000	9/15/2016	124,868
250,000	Ally Financial, Inc.	6.2500	12/1/2017	263,075
375,000	Ally Financial, Inc.	3.3500	5/15/2019	368,168
625,000	Ally Financial, Inc.	3.5000	1/27/2019	632,813
500,000	CIT Group, Inc.	5.0000	5/15/2017	511,365
750,000	CIT Group, Inc.	3.7500	2/19/2019	766,875
500,000	ILFC E-Capital Trust I ^	4.2400	12/21/2065	404,375
385,000	International Lease Finance Corp	8.7500	3/15/2017	401,975
235,000	Lazard Group LLC	6.8500	6/15/2017	245,501
500,000	Navient Corp	8.4500	6/15/2018	544,375
				5,692,128
	ELECTRIC - 0.6%
450,000	Entergy Corp	5.1250	9/15/2020	495,712
100,000	PPL Capital Funding, Inc.	6.7000	3/30/2067	84,944
				580,656
	ENGINEERING & CONSTRUCTION - 1.8%
260,000	SBA Tower Trust ^	2.9330	12/15/2017	262,395
600,000	SBA Tower Trust ^	3.5980	4/15/2018	608,001
795,000	SBA Tower Trust ^	2.8980	10/15/2044	800,925
				1,671,321
	ENTERTAINMENT - 0.3%
25,000	CCM Merger, Inc. ^	4.2500	8/15/2016	26,223
250,000	NAI Entertainment Holdings / NAI Entertainment Holdings Finance Corp. ^	6.7500	2/1/2020	255,000
				281,223
	FOOD - 0.5%
448,000	Chiquita Brands International, Inc.	4.2500	8/15/2016	448,000
10,000	Wells Enterprises, Inc. ^	6.7500	2/1/2020	10,338
				458,338
	FOOD SERVICE - 0.1%
104,000	Aramark Services, Inc.	5.7500	3/15/2020	107,185

	FOREST PRODUCTS & PAPER - 0.8%
775,000	Carter Holt Harvey Ltd. +	9.5000	12/1/2024	792,143

	HAND/MACHINE TOOLS - 0.3%
250,000	Kennametal, Inc.	2.6500	11/1/2019	251,401

	HEALTHCARE-PRODUCTS - 1.4%
1,250,000	Zimmer Biomet Holdings, Inc.	2.7000	4/1/2020	1,277,460

	HEALTHCARE-SERVICES - 2.5%
1,000,000	CHS/Community Health Systems, Inc.	5.1250	8/15/2018	1,011,975
740,000	HCA-The Healthcare Company, Inc.	3.7500	3/15/2019	769,600
500,000	Quest Diagnostics, Inc.	4.7500	1/30/2020	549,002
				2,330,577
	HOME EQUITY ASSET BACKED SECURITIES - 6.0%
107,596	Aames Mortgage Trust 2001 1 Mortgage Pass Thr Certs Se 01 1	8.0880	6/25/2031	100,437
80,930	ABFC 2002-OPT1 Trust	1.8410	4/25/2032	75,688
242,446	ACE Securities Corp Home Equity Loan Trust Series 2003-OP1	2.9210	12/25/2033	225,030
79,306	AFC Trust Series 2000-1	0.7760	3/25/2030	73,861
108,960	Ameriquest Mort Sec Inc Asset Backed Ser 2003-10	3.3639	12/25/2033	106,829
63,801	Ameriquest Mort Sec Inc Asst Back Pas Thr Certs Ser 2003-9	3.4389	9/25/2033	60,915
29,485	Ameriquest Mortgage Securities Asset-Backed Pass-Through Ctfs Ser 2003 12	1.5639	1/25/2034	28,585
41,942	Ameriquest Mortgage Securities Asset-Backed Pass-Through Ctfs Ser 2003 12	2.9889	1/25/2034	39,364
18,938	Ameriquest Mortgage Securities Inc Asset-Backed Pass-Through Ctfs Ser 2003-11	5.3399	12/25/2033	19,771
57,839	Amresco Residential Securities Corp Mortgage Loan Trust 1998-1	7.0000	1/25/2028	57,824
262,106	Asset Backed Securities Corp Home Equity Loan Trust Series 2003-HE6	2.9210	11/25/2033	248,177

Anfield Universal Fixed Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2016

Par Value		Coupon Rate (%)	Maturity	Fair Value

	HOME EQUITY ASSET BACKED SECURITIES - 6.0% (Continued)
$ 132,506	Bear Stearns Asset Backed Securities I Trust 2004-BO1	4.4460	10/25/2034	$ 129,222
271,305	Bear Stearns Asset Backed Securities I Trust 2004-FR3	2.5460	9/25/2034	235,964
304,151	Bear Stearns Asset Backed Securities I Trust 2004-HE7	3.1460	8/25/2034	276,128
40,416	Bear Stearns Asset Backed Securities Trust 2003-ABF1	1.1789	1/25/2034	39,238
99,261	CDC Mortgage Capital Trust 2004-HE1	2.2460	6/25/2034	90,919
202,524	CDC Mortgage Capital Trust 2004-HE3	2.2389	11/25/2034	181,284
221,645	Citigroup Global Markets Mortgage Securities VII, Inc.	1.0060	9/25/2028	206,063
81,949	Conseco Finance Corp	1.1345	8/15/2033	80,257
8,904	Countrywide Asset-Backed Certificates	2.6960	9/25/2023	9,692
61,035	Credit Suisse First Boston Mortgage Securities Corp	6.9900	2/25/2031	62,654
40,000	GSAA Trust	5.2950	11/25/2034	40,406
367,966	Home Equity Asset Trust	2.5960	3/25/2034	358,607
254,457	Home Equity Asset Trust 2004-4	2.3960	10/25/2034	234,007
66,669	Meritage Mortgage Loan Trust 2003-1	2.7710	11/25/2033	65,942
21,821	Morgan Stanley ABS Capital I, Inc. Trust 2003-HE1	3.8210	5/25/2033	19,492
91,992	Morgan Stanley ABS Capital I, Inc. Trust 2004-NC4	3.4460	7/25/2034	91,257
275,913	Morgan Stanley ABS Capital I, Inc. Trust 2004-OP1	3.4460	11/25/2034	243,183
151,621	New Century Home Equity Loan Trust ^	1.5639	10/25/2033	145,878
283,007	New Century Home Equity Loan Trust Series 2003-4	3.5210	10/25/2033	278,300
298,787	New Century Home Equity Loan Trust Series 2003-B	2.9210	11/25/2033	292,297
160,216	NovaStar Mortgage Funding Trust Series 2003-4	1.5039	2/25/2034	151,442
56,373	NovaStar Mortgage Funding Trust Series 2004-1	2.0210	6/25/2034	51,280
251,470	NovaStar Mortgage Funding Trust Series 2004-2	2.6960	9/25/2034	225,497
85,317	Option One Mort Acceptance Corp Asset Back Cert Ser 2003 2	2.9960	4/25/2033	83,831
27,831	Option One Mortgage Accept Corp Asset Back Certs Ser 2003 5	1.0860	8/25/2033	26,665
69,939	Saxon Asset Securities Trust 2002-1	2.2389	11/25/2031	57,741
74,562	Saxon Asset Securities Trust 2003-3	2.8389	12/25/2033	67,537
174,525	Securitized Asset Backed Receivables LLC Trust 2004-OP1	2.0960	2/25/2034	164,786
555,594	Securitized Asset Backed Receivables LLC Trust 2004-OP1	2.4710	2/25/2034	541,522
114,760	Terwin Mortgage Trust Series TMTS 2003-2HE	3.5904	7/25/2034	113,548
				5,601,120
	INSURANCE - 0.4%
300,000	Aspen Insurance Holdings Ltd.	4.6500	11/15/2023	324,170

	INVESTMENT COMPANIES - 0.9%
776,000	Ares Capital Corp.	4.8750	11/30/2018	809,110

	LODGING - 0.9%
742,000	Hilton Worldwide Finance LLC / Hilton Worldwide Finance Corp.	5.6250	10/15/2021	769,317
65,000	MCE Finance Ltd. ^	5.0000	2/15/2021	65,902
				835,219
	MANUFACTURED HOUSING - 0.0%
36,425	Conseco Financial Corp.	7.2200	3/15/2028	38,436

	MEDIA - 5.1%
50,000	Altice Finco SA ^	9.8750	12/15/2020	53,688
500,000	Cablevision Systems Corp	8.7500	9/15/2017	531,875
519,000	Charter Communications Operating LLC / Charter Communications Operating Capital ^	4.4640	7/23/2022	564,224
750,000	DIRECTV Holdings LLC / DIRECTV Financing Co., Inc.	5.0000	3/1/2021	849,323
750,000	Discovery Communications LLC	5.0500	6/1/2020	818,849
805,000	DISH DBS Corp	4.2500	4/1/2018	828,144
150,000	Time Warner Cable, Inc.	5.8500	5/1/2017	164,122
258,000	Time Warner Cable, Inc.	5.0000	2/1/2020	266,096
650,000	Viacom, Inc.	2.5000	9/1/2018	659,560
				4,735,881

Anfield Universal Fixed Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2016

Par Value		Coupon Rate (%)	Maturity	Fair Value

	MINING - 0.4%
$ 100,000	Alcoa, Inc.	6.7500	7/15/2018	$ 108,875
250,000	Newmont Mining Corp.	5.1250	10/1/2019	273,951
				382,826
	MISCELLANEOUS - 0.9%
750,000	General Electric, Co.	5.0000	Perpetual	809,063

	MUNICIPAL - 0.2%
200,000	Grant County Public Utility District No 2	5.2900	1/1/2020	215,588

	OFFICE/BUSINESS - 0.9%
357,000	Xerox Corp.	6.7500	2/1/2017	365,869
500,000	Xerox Corp.	2.9500	3/15/2017	502,704
				868,573
	OIL & GAS - 1.5%
630,000	BG Energy Capital PLC ^	4.0000	12/9/2020	685,776
225,000	Petrobras Global Finance BV	2.2382	5/20/2016	225,135
500,000	Petrobras Global Finance BV	5.7500	1/20/2020	502,500
				1,413,411
	OTHER ASSET BACKED SECURITIES - 10.6%
282,287	Amortizing Residential Collateral Trust 2002-BC6	2.2460	8/25/2032	253,656
322,957	Bear Stearns Asset Backed Securities Trust 2003-SD3	3.2960	10/25/2033	303,251
28,749	Bear Stearns Asset Backed Securities Trust 2006-SD2	0.8260	6/25/2036	28,256
467,565	Black Diamond CLO 2006-1 Luxembourg SA ^	0.8884	4/29/2019	463,016
38,971	Bravo Mortgage Asset Trust ^	0.6860	7/25/2036	38,019
157,738	Carrington Mortgage Loan Trust Series 2006-NC4	0.5060	10/25/2036	154,093
114,936	Chase Funding Trust Series 2002-2	5.5990	9/25/2031	109,600
124,140	Countrywide Asset-Backed Certificates ^	3.8210	3/25/2032	115,134
126,987	Countrywide Asset-Backed Certificates	5.0690	2/25/2036	128,255
126,437	Countrywide Home Equity Loan Trust	0.6545	4/15/2030	123,201
490	Credit-Based Asset Servicing & Securitization LLC	3.2960	6/25/2032	484
204,739	Credit-Based Asset Servicing & Securitization LLC	3.2139	3/25/2034	173,033
386,524	Credit-Based Asset Servicing & Securitization LLC	2.1639	7/25/2035	366,650
101,286	CWABS Inc Asset-Backed Certificates Trust 2004-6	1.3460	11/25/2034	99,844
146,213	CWABS Inc Asset-Backed Certificates Trust 2004-6	1.6460	11/25/2034	143,382
41,647	Equity One Mortgage Pass-Through Trust 2002-5	5.8030	11/25/2032	42,176
500,000	Figueroa CLO 2013-1 Ltd ^	4.2856	3/21/2024	476,512
261,288	Finance America Mortgage Loan Trust 2004-2	1.4210	8/25/2034	245,937
331,580	Finance America Mortgage Loan Trust 2004-2	2.5460	8/25/2034	291,881
78,456	First Franklin Mortgage Loan Trust 2002-FF1	1.5638	4/25/2032	72,014
1,000,000	Fortress Credit BSL Ltd ^	1.8600	1/19/2025	993,173
500,000	Gale Force 3 Clo Ltd ^	2.0331	4/19/2021	476,798
500,000	Goldman Sachs Asset Management CLO PLC ^	3.3866	8/1/2022	496,140
182,197	GSAMP Trust 2002-WF	1.6385	10/20/2032	175,566
27,415	Long Beach Mortgage Loan Trust 2004-1	1.2710	2/25/2034	26,144
185,572	Merrill Lynch Mortgage Investors Trust Series 2004-WMC5	2.3960	7/25/2035	177,753
170,045	Morgan Stanley ABS Capital I, Inc. Trust 2004-NC7	2.1710	7/25/2034	151,141
750,000	Mountain View Funding CLO ^	1.0829	4/16/2021	741,508
248,231	Rockwall CDO II Ltd ^	0.8866	8/1/2024	244,385
500,000	Schiller Park CLO Ltd ^	2.8881	4/25/2021	481,536
295,675	Specialty Underwriting & Residential Finance Trust Series 2004-BC4	1.6460	10/25/2035	243,291
85,428	Structured Asset Investment Loan Trust 2003-BC13	3.0710	11/25/2033	84,605
387,359	Structured Asset Investment Loan Trust 2004-7	1.5710	8/25/2034	340,991
89,566	Structured Asset Securities Corp 2005-WF1	2.3510	2/25/2035	70,087
109,279	Structured Asset Securities Corp 2005-WF1	2.5010	2/25/2035	91,329

Anfield Universal Fixed Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2016

Par Value		Coupon Rate (%)	Maturity	Fair Value

	OTHER ASSET BACKED SECURITIES - 10.6% (Continued)
$ 500,000	Symphony CLO II Ltd ^	2.1741	10/25/2020	$ 476,779
600,000	Tralee CLO II Ltd ^	4.4844	4/20/2025	567,831
339,000	Venture XI CLO Ltd ^	6.9670	11/14/2022	338,519
				9,805,970
	PHARMACEUTICALS- 2.7%
790,000	Actavis Funding SCS	3.0000	3/12/2020	822,538
750,000	Baxalta, Inc. ^	2.0000	6/22/2018	749,662
442,000	Perrigo Co. PLC	1.3000	11/8/2016	442,347
500,000	Zoetis, Inc.	3.4500	11/13/2020	522,903
				2,537,450
	PIPELINES - 3.7%
250,000	DCP Midstream LLC ^	9.7500	3/15/2019	275,938
300,000	DCP Midstream LLC ^	5.8500	5/21/2043	228,000
651,000	DCP Midstream Operating LP	2.5000	12/1/2017	645,727
200,000	Energy Transfer Partners LP	4.1500	10/1/2020	207,749
240,000	IFM US Colonial Pipeline 2 LLC ^	6.4500	5/1/2021	268,082
500,000	Sabine Pass LNG LP	7.5000	11/30/2016	508,438
1,043,000	Sabine Pass LNG LP	6.5000	11/1/2020	1,087,327
250,000	Williams Partners LP / ACMP Finance Corp	4.8750	5/15/2023	248,638
				3,469,899
	PRIVATE EQUITY - 1.5%
1,335,000	Ichan Enterprise	3.5000	3/15/2017	1,341,675

	REITs (REAL ESTATE INVESTMENT TRUSTS) - 1.8%
25,000	American Tower Trust I ^	1.5510	3/15/2018	24,897
150,000	American Tower Trust I ^	3.0700	3/15/2023	155,233
491,000	Columbia Property Trust Operating Partnership LP	5.8750	4/1/2018	520,365
1,000,000	iStar, Inc. ^	1.5000	11/15/2016	999,315
				1,699,810
	RETAIL - 0.3%
250,000	Advance Auto Parts, Inc.	5.7500	5/1/2020	279,232

	SAVINGS & LOANS - 0.6%
500,000	First Niagara Financial Group, Inc.	7.2500	12/15/2021	603,903

	TELECOMMUNICATIONS - 3.7%
500,000	America Movil SAB de CV	5.0000	10/16/2019	553,695
300,000	Crown Castle Towers LLC ^	6.1130	1/15/2020	334,657
1,100,000	Crown Castle Towers LLC ^	4.8830	8/15/2020	1,201,835
853,000	Sprint Communications, Inc.	6.0000	12/1/2016	862,596
250,000	Telefonica Emisiones SAU	5.4620	2/16/2021	287,530
150,000	Verizon Communications, Inc.	2.1639	9/15/2016	150,292
				3,390,605
	TRUCKING & LEASING - 0.8%
750,000	Penske Truck Leasing Co. Lp / PTL Finance Corp. ^	3.3750	3/15/2018	768,675

	TOTAL BONDS & NOTES (Cost $83,986,141)			84,685,799

Anfield Universal Fixed Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2016

Shares		Coupon Rate (%)		Fair Value

	PREFERRED STOCK - 0.4%
	BANKS - 0.4%
$ 7,400	Citigroup, Inc.	6.8750		$ 220,298
5,000	Northern Trust Corp.	5.8500		138,200
				358,498

	TOTAL PREFERRED STOCK (Cost $325,070)			358,498

	TOTAL INVESTMENTS - 99.1% (Cost $91,320,859)(A)			$ 91,989,813
	OTHER ASSETS LESS LIABILITIES - 0.9%			846,403
	TOTAL NET ASSETS - 100.0%			$ 92,836,216

HELOC - Home Equity Line of Credit
REMIC - Real Estate Mortgage Investment Conduits
LP - Limited Partnership
* Non-income producing security
+ Fair valued determined using Level 3 measurements. As of July 31, 2016 fair valued securities had a market value of $792,143 and represented 0.9% of Total Net Assets.
^ 144A Security - Security exempt from registration under Rule 144A of the Securities Act of 1933. The 144A securities represent 20.8% of total net assets. The securities may be resold in transactions exempt from registration typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.
(A) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $91,326,386 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:
			Unrealized appreciation	$ 1,685,726
			Unrealized depreciation	(1,022,299)
			Net unrealized appreciation	$ 663,427

Anfield Universal Fixed Income Fund
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2016

The following is a summary of significant accounting policies followed by the Fund in preparation of the financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Fund follows the specialized accounting and reporting requirements under GAAP that are applicable to investment companies.

Security Valuation - Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Futures and future optios are valued at the final settled price or, in the absence of a settled price, at the last sale price on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Short-term debt obligations, excluding U.S. Treasury Bills, having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.

A Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the "fair value" procedures approved by the Board. The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) Advisor and/or sub-Advisor. The team may also enlist third party consultants such as a valuation specialist at at public accounting firm, valuaton consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board has also engaged a third party valuation firm to attend valuation meetings held by the Trust, review minutes of such meetings and report to the Board on a quaterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process - As noted above the fair value team is composed of one or more representative from each of the (i) Trust, (ii) administrator, and (iii) Advisor. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the Advisor or sub-Advisor, the prices or values available do not represent the fair value of the instrument. Factors which may cause the Advisor or sub-Advisor to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the Advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the Advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Anfield Universal Fixed Income Fund
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2016

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of July 31, 2016, for the Fund’s assets and liabilities measured at fair value:

Security Classifications (b)	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$ 392,080	$ -	$ -	$ 392,080
Mutual Funds	6,553,436	-	-	6,553,436
Bonds & Notes (a)	-	83,893,656	792,143	84,685,799
Preferred Stock	358,498	-	-	358,498
Total	$ 7,304,014	$ 83,893,656	$ 792,143	$ 91,989,813

(a) All convertible corporate bonds and corporate bonds held in the Fund are Level 2 securities. For a detailed break-out of bonds by industry classification, please refer to the Schedule of Investments.
(b) There were no transfers into or out of Level 1 and Level 2 during the period. It is the Funds’ policy to recognize transfers into and out of Level 1 and Level 2 at the end of the reporting period.
The following is a reconciliation of assets in which level 3 inputs were used in determining value:
	Bonds & Notes	Total
Beginning Balance 11/1/2015	$ 697,500	$ 697,500
Total realized gain (loss)	-	-
Appreciation	87,550	87,550
Cost of Purchases	-	-
Proceeds from Sales	-	-
Amortization	7,093	7,093
Net transfers in/out of level 3
Ending Balance 7/31/2016	$ 792,143	$ 792,143

The significant unobservable inputs used in the fair value measurement of the Fund’s level 3 Bonds & Notes are (1) The price of the security on the Trade Reporting and Compliance Engine (“TRACE”), which is a FINRA developed vehicle that facilitates the mandatory reporting of over the counter secondary market transactions in eligible fixed income securities, (2) review of transactions involving the security through TRACE, (3) size of position, as it was determined that smaller lots sold and reported on TRACE have significantly higher price than the mark price therefore absent trades in the market, the Fund will price the security off of a industry proxy bond with a basis point spread between Carter Holt and the proxy bond.

It is the Fund’s policy to recognize transfers into or out of level 2 and level 3 at the end of the reporting period.

See Conoslidated Portfolio of Investments for Industry classifications.

Exchange Traded Funds – The Fund may invest in exchange traded funds (“ETFs”). ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. The Fund may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Fixed Income Risk - When the Fund invests in fixed income securities or derivatives, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities or derivatives owned by the Fund. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default) and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment by the Fund, possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments.

Foreign Investment Risk - Foreign (non-U.S.) securities present greater investment risks than investing in the securities of U.S. issuers and may experience more rapid and extreme changes in value than the securities of U.S. companies, due to less information about foreign companies in the form of reports and ratings than about U.S. issuers; different accounting, auditing and financial reporting requirements; smaller markets; nationalization; expropriation or confiscatory taxation; currency blockage; or political changes or diplomatic developments. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers.

Counterparty Credit Risk - The stability and liquidity of many derivative transactions depends in large part on the creditworthiness of the parties to the transactions. If a counterparty to such a transaction defaults, exercising contractual rights may involve delays or costs for the Fund. Furthermore, there is a risk that a counterparty could become the subject of insolvency proceedings, and that the recovery of securities and other assets from such counterparty will be delayed or be of a value less than the value of the securities or assets originally entrusted to such counterparty.

Mortgage-Backed and Asset-Backed Securities Risk - The risk of investing in mortgage-backed and other asset-backed securities, including prepayment risk, extension risk, interest rate risk, market risk and management risk.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Two Roads Shared Trust

By

Andrew Rogers, Principal Executive Officer/President

Date 09/27/2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

Andrew Rogers, Principal Executive Officer/President

Date 09/27/2016

By

James Colantino, Principal Financial Officer/Treasurer

Date 09/27/2016